DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following provides a brief description of the Plan. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General
MasterBrand, Inc. (“MasterBrand”) is a leading manufacturer of residential cabinets in North America with a portfolio of leading residential cabinetry products for the kitchen, bathroom and other parts of the home. References to “Cabinets,” “MasterBrand,” “the Company,” “we,” “our” and “us” refer to MasterBrand, Inc. and its consolidated subsidiaries, unless the context otherwise requires.

MasterBrand, Inc. maintains a tax-qualified defined contribution retirement plan, named the MasterBrand, Inc. Retirement Savings Plan (the “Plan”), covering eligible employees of MasterBrand and its operating companies. The Plan is designed to encourage and facilitate systematic savings and investment by eligible employees for their retirement. The Plan is maintained by MasterBrand, Inc. and is intended to comply with Section 401(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and is subject to various provisions of the Code and the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The MasterBrand, Inc. Associate Benefits Committee serves as the Plan’s administrator (“Plan Administrator”). Fidelity Management Trust Company is the Plan trustee (“Trustee”).

MasterBrand and each of its operating companies that participate in the Plan are referred to collectively as the “Companies” and individually as a “Company.” Operating companies that participated in the Plan during the year ended December 31, 2025 included: MasterBrand Cabinets LLC, MasterBrand Home Products, LLC, and Norcraft Companies, L.P. Supreme Cabinetry Brands, Inc, Dura-Supreme, LLC, Bertch Cabinet, LLC, and SCB Transportation, LLC also participated in the Plan during the year ended December 31, 2025, effective July 2, 2025.

Contributions
Plan contributions are held by the Trustee and accumulated in individual participant accounts. Pursuant to the terms of the Plan, participants may make tax-deferred contributions and/or Roth 401(k) contributions of up to 50% of their “eligible compensation” (as defined under the Plan), subject to lower limits for “highly compensated employees” (as defined under the Code). In 2025 and 2024, the sum of each participant’s annual tax-deferred contributions and Roth 401(k) contributions were limited by the Code to $23,500 and $23,000, respectively. During the year in which a participant attains age 50 (and in subsequent years), the participant may elect to make additional unmatched, pretax “catch up” contributions and/or Roth “catch up” contributions. In 2025 and 2024, participants that met this requirement were permitted to make “catch up” contributions of up to $7,500.

The Plan permits participants to make after-tax contributions and to elect to automatically make after-tax contributions after reaching the dollar limitation on tax-deferred contributions and/or Roth 401(k) contributions. The sum of tax-deferred contributions, Roth 401(k) contributions, and after-tax contributions may not exceed 50% of the participant’s total eligible compensation (lower limitations apply to participants who are highly compensated employees).

Participants eligible to make tax-deferred contributions and/or Roth 401(k) contributions may roll over balances from another eligible tax-qualified retirement plan or individual retirement account into the Plan. Eligible employees who have neither enrolled in the Plan nor affirmatively declined enrollment in the Plan are automatically enrolled and are deemed to have elected to make tax-deferred contributions equal to 3% of their eligible compensation. In addition, participants who are automatically enrolled have their contribution rate increased by 1% (unless it would cause the participant’s deferral rate to exceed 6%) annually in May, unless they affirmatively declined participation in the automatic increase program.
Participants may elect to change or discontinue their participation in the automatic enrollment and automatic deferral rate increase programs at any time.

The Plan Administrator provides a matching contribution equal to 100% of participant deferrals, up to 5% of eligible compensation.

The Plan makes various investment funds available to participants to direct the investment of their accounts, including a Company stock fund, which gives participants the option to purchase shares of MasterBrand Common Stock.

Participant account balances are maintained to reflect each participant’s beneficial interest in each of the investment funds available under the Plan. Participant account balances are increased by participant contributions, including rollovers, and Company contributions and decreased by the amount of withdrawals and distributions. Income and losses on Plan assets are allocated to participants’ accounts based on the ratio of each participant’s account balance invested in an investment fund to the total of all participants’ account balances invested in that fund as of the preceding valuation date.

Contributions Receivable
Participant contributions and any related employer matching contributions are recognized in the period during which the Company makes the respective payroll deduction from the participant’s compensation. Non-elective/Profit sharing contributions are recorded in the relevant period in accordance with the terms in the Plan document.

Vesting
Participant contributions and earnings on those contributions vest immediately. For employer matching contributions, vesting in the matching contribution and earnings on those contributions occurs upon on the earliest of the following: (1) death; (2) termination of employment due to disability; (3) attainment of normal retirement age (generally 65); (4) termination of employment without fault, and (5) after one year of service.

Surplus in Plan Assets from Termination of Defined Benefit Pension Plan
In 2025, MasterBrand, Inc. terminated its defined benefit pension plan. As a result of this termination, the Company recognized a surplus in plan assets. The Company used the surplus to satisfy other Company obligations for qualified replacement plans, including the MasterBrand, Inc. Retirement Savings Plan. The surplus was used to fund $5.2 million of Company contributions to the MasterBrand, Inc. Retirement Savings Plan in 2025. As of December 31, 2025, there was $1.2 million of remaining surplus from the termination of the defined benefit pension plan that can be used to pay expenses related to the MasterBrand, Inc. Retirement Savings Plan.

Forfeitures
Forfeited non-vested accounts, including the remaining surplus from the termination of the defined benefit pension plan, totaled $1.7 million and $0.1 million as of December 31, 2025 and December 31, 2024, respectively. These accounts are used to reduce future Company contributions or to pay Plan expenses. No forfeitures were used to reduce Company contributions in 2025. Forfeitures were used to reduce Company contributions by $0.6 million in 2024. Forfeitures were used to pay $0.2 million and $0.1 million in Plan expenses in 2025 and 2024, respectively.
Notes Receivable from Participants
A participant may apply for up to two loans of at least $1,000 each from the vested portion of the participant’s account balance (excluding the portion in certain subaccounts). Loan amounts may not exceed the lesser of one-half of the participant’s vested balance or $50,000 where the maximum is reduced by the participant’s highest outstanding loan balance on any loans during the preceding twelve months. The term of any loan shall not exceed five years, unless the loan is related to the purchase of the participant’s principal residence, in which case the term of the loan shall not exceed ten years.

Each loan bears a rate of interest commensurate with prevailing market rates at the time of issuance. Repayment is made through payroll deductions so that the loan is repaid evenly over the term of the loan.

Distributions and Withdrawals
Benefits are distributed from a participant’s account upon death, retirement or other termination of employment and are payable in cash (generally, in a lump sum or installment payments and in some cases, in the form of an annuity) or rolled over (into a traditional or Roth IRA). The Plan also permits in-service withdrawals to be made by participants who have incurred a “hardship” as defined in the Plan, who have attained age 59-1/2, or who are performing qualified military service as described in the Plan.